Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
The Authorization of the Consolidated Financial Statements [Abstract]
Schedule of Financial Assets at Fair Value Through Profit or Loss
	December 31, 2023	December 31, 2022
Current items:
Financial assets mandatorily measured at fair value through profit or loss
Investment in a rent-a-captive company	$995,101	$1,073,229